Schedule of Revenue by Geographic Area (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Total	$ 13,572	$ 10,344	$ 22,892	$ 20,130	$ 41,003	$ 77,443
Americas [Member]
Disaggregation of Revenue [Line Items]
Total	10,731	10,103	19,020	19,476	39,908	67,883
Europe [Member]
Disaggregation of Revenue [Line Items]
Total	2,748	176	3,684	501	839	9,219
Other Locations [Member]
Disaggregation of Revenue [Line Items]
Total	$ 93	$ 65	$ 188	$ 153	$ 256	$ 341